Schedule of other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Advance from customers		₨ 525,638	₨ 531,526
Statutory liabilities		41,239	79,368
Other liabilities		56,310	58,075
Deferred Consideration			41,656
Interest accrued on term loan		43,842
Total	$ 8,117	₨ 667,029	₨ 710,625